Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2023	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares
Statement [Line Items]
Number outstanding	6,972,978	7,232,978	7,780,278	6,972,978		7,232,978		7,780,278		11,056,100
Weighted average exercise price					₨ 92.6		₨ 87.82		₨ 86.13
Number exercisable	5,584,478	8,771,360	6,582,070	5,584,478		8,771,360		6,582,070
Weighted average exercise price					92.6		87.82		86.13	₨ 70.9
Bottom of range [member]
Statement [Line Items]
Range of exercise price					66.6		57.66		57.66
Weighted average remaining contractual life	21 days	9 months 18 days	6 months 18 days
Top of range [member]
Statement [Line Items]
Range of exercise price					₨ 230.97		₨ 230.97		₨ 152.56
Weighted average remaining contractual life	4 years 9 months 25 days	4 years 6 months 29 days	4 years 9 months 29 days